Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income for the year	$ 74,389	$ 44,466	$ 12,077
Adjustments:
Depreciation of property, plant and equipment	19,336	16,012	13,233
Amortization of intangibles assets	2,952	3,439	3,710
Impairment of goodwill and other intangible assets		1,830	631
Restructuring costs			6,930
Change in fair value of derivative financial instruments	1,629	(448)	(2,678)
Other expenses, net	142
Exchange rate differences on short-term loans and borrowing			(1,386)
Exchange rate differences on long-term loans and borrowing		287	(3,675)
Share-based payment	5,225	4,801	6,471
Interest expense (income), net	(421)	523	350
Income tax expense	8,340	7,886	3,006
Cash flows from operations after adjustments and before changes in operating capital	111,592	78,796	38,669
Decrease (increase) in inventories	(6,644)	22,352	19,860
Decrease (increase) in trade receivables and other receivables	(30,845)	(9,375)	12,211
Increase (decrease) in trade payables and other liabilities	26,466	(3,970)	(24,680)
Increase (decrease) in employee benefits	287	123	(89)
Increase (decrease) in provisions	(44)	239	(62)
Cash flows from operations after changes in operating capital and before interest and income tax	100,812	88,165	45,909
Interest paid	(135)	(616)	(479)
Income tax received	101	348	565
Income tax paid	(5,962)	(5,965)	(5,987)
Net cash from operating activities	94,816	81,932	40,008
Cash flows from investing activities
Interest received	556	93	129
Proceeds from (investment in) bank deposits	7,000	(7,000)
Investment in financial investments	(70,000)
Proceeds from investment grants	6,227	2,828	2,252
Proceeds from sales of property, plant and equipment	2,281
Proceeds from (payment for) derivative financial instruments, net	294	(1,033)	2,591
Acquisition of property, plant and equipment	(21,165)	(25,987)	(49,466)
Acquisition of intangible assets	(2,260)	(1,982)	(4,236)
Net cash used in investing activities	(77,067)	(33,081)	(48,730)
Cash flows from financing activities
Proceeds from exercise of employee share options	14,710	4,328	151
Receipts of long-term loans and borrowings			10,000
Repayments of long-term loans and borrowings		(34,248)	(16,246)
Change in short-term debt, net		(2,861)	4,247
Net cash from (used in) financing activities	14,710	(32,781)	(1,848)
Net increase (decrease) in cash and cash equivalents	32,459	16,070	(10,570)
Cash and cash equivalents at the beginning of the year	50,250	34,534	46,880
Effect of exchange rates fluctuations on cash and cash equivalents	2,459	(354)	(1,776)
Cash and cash equivalents at the end of the year	$ 85,168	$ 50,250	$ 34,534